Acquisitions (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 ITC Delta Com	Dec. 31, 2012 One Communications Corp
Business Acquisitions
Schedule of fair value of consideration transferred
The following table summarizes the fair value of consideration transferred to acquire ITC^DeltaCom (in thousands):

Acquisition of approximately 83.8 million shares of outstanding common stock of ITC^DeltaCom at $3.00 per share in cash	$251,489
Estimated fair value of restricted stock units assumed and converted	2,275
Total estimated consideration	$253,764

Schedule of preliminary allocation of purchase consideration
The following table summarizes the amounts of identified assets acquired and liabilities assumed recognized at the acquisition date (in thousands):

Acquired Assets:
Cash and cash equivalents	$59,237
Property and equipment	200,546
Goodwill	170,126
Intangible assets	131,200
Deferred tax assets, net	85,295
Other assets	59,532
Total assets	705,936

Assumed Liabilities:
Senior secured notes due 2016	(351,520)
Deferred revenue	(17,905)
Other liabilities	(82,747)
Total liabilities	(452,172)
Total consideration	$253,764

The following table presents the allocation of the consideration transferred (in thousands):

Acquired Assets:
Cash and cash equivalents	$11,304
Property and equipment	144,538
Goodwill	87,377
Intangible assets	185,850
Other assets	68,752
Total assets	497,821

Assumed Liabilities:
Debt	(266,275)
Deferred revenue	(11,379)
Deferred tax liability, net	(2,055)
Other liabilities	(178,185)
Total liabilities	(457,894)
Total consideration	$39,927

Schedule of preliminary components of intangible assets
The following table summarizes the components of intangible assets acquired in connection with the ITC^DeltaCom acquisition (in thousands):

	Fair Value	Useful Life
Customer relationships	$117,600	5 – 6 years
Developed technology	9,900	6 years
Trade name	3,700	3 years
Total intangible assets	$131,200

The following table summarizes the components of intangible assets acquired in connection with the One Communications acquisition (in thousands):

	Fair Value	Useful Life
Customer relationships	$168,600	5 years
Developed technology	12,000	3 years
Trade name	3,900	3 years
Other	1,350	5 years
Total intangible assets	$185,850

Schedule of unaudited pro forma revenue and earnings assumes the acquisition of One Communications occurred on January 1, 2011
The following unaudited pro forma revenue and earnings assumes the acquisitions of ITC^DeltaCom and One Communications occurred on January 1, 2010:

	Year Ended December 31,
	2010	2011
	(in thousands)
Total revenues	$1,599,462	$1,447,767
Net income (loss)	(70,173)	53,244